UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Senior Compliance Manager
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    October 26th, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:   	$10,947,051
List of Other Included Managers:
No.  13F File Number     Name

NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000)   PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  7495      321691      SH       SOLE             321691
Elan Plc                    ADR             284131208  177       20000       SH       SOLE             20000
Iona Technologies Plc       Sponsored ADR   46206P109  2911      990047      SH       SOLE             990047
ICON Pub Ltd Co             Sponsored ADR   45103T107  3582      71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  148916    2515896     SH       SOLE             2515896
Dover Corp                  Com             260003108  164913    4042964     SH       SOLE             4042964
Procter & Gamble Co         Com             742718109  203       3414        SH       SOLE             3414
Sysco Corp                  Com             871829107  401143    12787460    SH       SOLE             12787460
Wal Mart Stores Inc         Com             931142103  46567     1062694     SH       SOLE             1062694
Johnson & Johnson           Com             478160104  797974    12610212    SH       SOLE             12610212
Altria Group Inc            Com             2209S103   678195    9200853     SH       SOLE             9200853
Tyco Intl Ltd New           Com             902124106  50869     1826529     SH       SOLE             1826529
United Technologies Corp    Com             913017109  273421    5274327     SH       SOLE             5274327
Aflac Inc                   Com             1055102    223607    4936133     SH       SOLE             4936133
Becton Dickinson & Co       Com             75887109   324317    6185711     SH       SOLE             6185711
Boeing Co                   Com             97023105   135115    1988442     SH       SOLE             1988442
J P Morgan & Chase & Co     Com             46625H100  334832    9868310     SH       SOLE             9868310
Citigroup Inc               Com             172967101  494952    10873285    SH       SOLE             10873285
First Data Corp             Com             319963104  201214    5030352     SH       SOLE             5030352
Gannett Inc                 Com             364730101  398837    5794526     SH       SOLE             5794526
General Dynamics Corp       Com             369550108  279361    2336775     SH       SOLE             2336775
Harley Davidson Inc         Com             412822108  197018    4067264     SH       SOLE             4067264
Home Depot Inc              Com             437076102  380450    9975083     SH       SOLE             9975083
Illinois Tool Wks Inc       Com             452308109  409158    4969733     SH       SOLE             4969733
International Business MachsCom             459200101  533078    6645198     SH       SOLE             6645198
Johnson Ctls Inc            Com             478366107  90997     1466508     SH       SOLE             1466508
MBIA Inc                    Com             55262C100  160126    2641473     SH       SOLE             2641473
McGraw Hill Cos Inc         Com             580645109  371489    7732901     SH       SOLE             7732901
Masco Corp                  Com             574599106  378200    12327233    SH       SOLE             12327233
Metlife Inc                 Com             59156R108  202       4060        SH       SOLE             4060
Medtronic Inc               Com             585055106  298744    5571497     SH       SOLE             5571497
Merrill Lynch & Co Inc      Com             590188108  255976    4172395     SH       SOLE             4172395
Microsoft Corp              Com             594918104  268386    10430873    SH       SOLE             10430873
Wells Fargo & Co New        Com             949746101  503344    8593895     SH       SOLE             8593895
PepsiCo Inc                 Com             713448108  128261    2261700     SH       SOLE             2261700
Pfizer Inc                  Com             717081103  470596    18846465    SH       SOLE             18846465
Aetna Inc New               Com             817Y108    345721    4013476     SH       SOLE             4013476
Pulte Homes Inc             Com             745867101  72452     1688067     SH       SOLE             1688067
Sherwin Williams Co         Com             824348106  117889    2675049     SH       SOLE             2675049
Toll Brothers Inc           Com             889478103  184474    4129697     SH       SOLE             4129697
Conocophillips              Com             20825C104  225       3223        SH       SOLE             3223
Xerox Corp                  Com             984121103  186       13645       SH       SOLE             13645
Accenture Ltd Bermuda       CLA             G1150G111  183109    7192037     SH       SOLE             7192037
Petro-CDA                   Com             71644E102  222980    5318425     SH       SOLE             5318425
Canadian Pac Ry Ltd         Com             13645T100  56264     1304986     SH       SOLE             1304986
Icici Bk Ltd                ADR             45104G104  223780    7921423     SH       SOLE             7921423
Petroleo Brasileiro SA PetroSponsored ADR   71654V408  100756    1401488     SH       SOLE             1401488
Taiwan Semiconducter Mfg LtdSponsored ADR   874039100  1981      240938      SH       SOLE             240938
KT Corp                     Sponsored ADR   48268K101  576       25585       SH       SOLE             25585
Korea Electric Pwr          Sponsored ADR   500631106  596       33637       SH       SOLE             33637
Posco                       Sponsored ADR   693483109  21436     378997      SH       SOLE             378997